Restricted assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restricted assets (Details) [Line Items]
After-tax profits	10.00%
Reserve funds	50.00%
PRC [Member]
Restricted assets (Details) [Line Items]
Paid-in-capital and statutory reserve	$ 12,620	$ 12,230